Victory Pioneer Mid Cap Value Fund
Schedule of Investments | January 31, 2026

Schedule of Investments  |  1/31/26
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.4% of Net Assets
	Automobile Components — 0.8%
50,990	Lear Corp.	$ 5,970,419
	Total Automobile Components	$5,970,419

	Automobiles — 1.2%
599,659	Ford Motor Co.	$ 8,323,267
	Total Automobiles	$8,323,267

	Banks — 10.1%
252,005	Citizens Financial Group, Inc.	$ 15,871,275
94,407	M&T Bank Corp.	20,917,759
594,373	Regions Financial Corp.	16,939,630
364,602	Truist Financial Corp.	18,747,835
	Total Banks	$72,476,499

	Biotechnology — 1.1%
45,335(a)	Biogen, Inc.	$ 8,155,313
	Total Biotechnology	$8,155,313

	Broadline Retail — 1.7%
135,098	eBay, Inc.	$ 12,323,640
	Total Broadline Retail	$12,323,640

	Building Products — 1.3%
171,276	Fortune Brands Innovations, Inc.	$ 9,266,032
	Total Building Products	$9,266,032

	Capital Markets — 9.5%
145,699	Northern Trust Corp.	$ 21,771,802
128,433	Raymond James Financial, Inc.	21,301,897
195,478	State Street Corp.	25,580,251
	Total Capital Markets	$68,653,950

	Chemicals — 1.7%
105,413	PPG Industries, Inc.	$ 12,188,905
	Total Chemicals	$12,188,905

	Commercial Services & Supplies — 1.2%
66,337	Brink's Co.	$ 8,427,453
	Total Commercial Services & Supplies	$8,427,453

	Communications Equipment — 1.4%
25,141	Motorola Solutions, Inc.	$ 10,120,258
	Total Communications Equipment	$10,120,258

1Victory Pioneer Mid Cap Value Fund | 1/31/26

Shares		Value
	Consumer Staples Distribution & Retail — 3.6%
156,402(a)	Maplebear, Inc.	$ 5,811,898
160,744	Sysco Corp.	13,478,385
65,025	Target Corp.	6,858,187
	Total Consumer Staples Distribution & Retail	$26,148,470

	Containers & Packaging — 1.1%
200,079	International Paper Co.	$ 8,067,185
	Total Containers & Packaging	$8,067,185

	Distributors — 1.7%
88,854	Genuine Parts Co.	$ 12,349,817
	Total Distributors	$12,349,817

	Electric Utilities — 3.5%
221,831	Eversource Energy	$ 15,335,177
215,773	Exelon Corp.	9,662,315
	Total Electric Utilities	$24,997,492

	Electrical Equipment — 4.6%
59,370	Emerson Electric Co.	$ 8,725,015
24,435(a)	Generac Holdings, Inc.	4,106,057
51,427	Regal Rexnord Corp.	8,305,461
28,878	Rockwell Automation, Inc.	12,176,409
	Total Electrical Equipment	$33,312,942

	Electronic Equipment, Instruments & Components — 0.8%
45,941	CDW Corp.	$ 5,806,483
	Total Electronic Equipment, Instruments & Components	$5,806,483

	Energy Equipment & Services — 1.9%
246,366	Baker Hughes Co.	$ 13,806,351
	Total Energy Equipment & Services	$13,806,351

	Entertainment — 1.2%
323,305(a)	Warner Bros Discovery, Inc.	$ 8,903,820
	Total Entertainment	$8,903,820

	Food Products — 1.9%
100,669(a)	Darling Ingredients, Inc.	$ 4,596,546
27,969	Hershey Co.	5,446,963
130,150	The Campbell’s Co.	3,641,597
	Total Food Products	$13,685,106

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Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Ground Transportation — 1.5%
54,524	JB Hunt Transport Services, Inc.	$ 11,053,105
	Total Ground Transportation	$11,053,105

	Health Care Equipment & Supplies — 4.2%
199,516	GE HealthCare Technologies, Inc.	$ 15,755,778
167,408	Zimmer Biomet Holdings, Inc.	14,576,215
	Total Health Care Equipment & Supplies	$30,331,993

	Health Care Providers & Services — 0.4%
13,833	Humana, Inc.	$ 2,700,202
	Total Health Care Providers & Services	$2,700,202

	Health Care REITs — 0.5%
193,962	Healthpeak Properties, Inc.	$ 3,343,905
	Total Health Care REITs	$3,343,905

	Hotel & Resort REITs — 0.8%
315,227	Host Hotels & Resorts, Inc.	$ 5,841,156
	Total Hotel & Resort REITs	$5,841,156

	Hotels, Restaurants & Leisure — 1.9%
52,605	Expedia Group, Inc.	$ 13,931,908
	Total Hotels, Restaurants & Leisure	$13,931,908

	Household Durables — 1.6%
78,959	DR Horton, Inc.	$ 11,752,258
	Total Household Durables	$11,752,258

	Industrial REITs — 0.9%
115,610	First Industrial Realty Trust, Inc.	$ 6,708,848
	Total Industrial REITs	$6,708,848

	Insurance — 3.1%
176,596	American International Group, Inc.	$ 13,223,508
227,081	Old Republic International Corp.	8,894,763
	Total Insurance	$22,118,271

	Machinery — 4.4%
132,977	AGCO Corp.	$ 15,080,921
81,328	Dover Corp.	16,386,779
	Total Machinery	$31,467,700

	Media — 2.6%
259,593	Fox Corp., Class A	$ 18,893,179
	Total Media	$18,893,179

3Victory Pioneer Mid Cap Value Fund | 1/31/26

Shares		Value
	Multi-Utilities — 4.1%
415,591	CenterPoint Energy, Inc.	$ 16,494,807
162,359	Public Service Enterprise Group, Inc.	13,371,887
	Total Multi-Utilities	$29,866,694

	Oil, Gas & Consumable Fuels — 7.4%
139,746	Chord Energy Corp.	$ 14,008,139
844,210	Coterra Energy, Inc.	24,355,458
281,503	Range Resources Corp.	10,654,889
25,545	Valero Energy Corp.	4,634,629
	Total Oil, Gas & Consumable Fuels	$53,653,115

	Passenger Airlines — 1.0%
107,633	Delta Air Lines, Inc.	$ 7,091,938
	Total Passenger Airlines	$7,091,938

	Personal Care Products — 1.2%
476,578	Kenvue, Inc.	$ 8,292,457
	Total Personal Care Products	$8,292,457

	Residential REITs — 1.3%
52,403	AvalonBay Communities, Inc.	$ 9,310,441
	Total Residential REITs	$9,310,441

	Retail REITs — 1.0%
341,984	Kimco Realty Corp.	$ 7,209,023
	Total Retail REITs	$7,209,023

	Software — 0.8%
65,428(a)	Zoom Communications, Inc.	$ 6,025,919
	Total Software	$6,025,919

	Specialized REITs — 2.2%
52,908	Extra Space Storage, Inc.	$ 7,299,717
182,654	Gaming and Leisure Properties, Inc.	8,173,766
	Total Specialized REITs	$15,473,483

	Technology Hardware, Storage & Peripherals — 5.4%
313,208	HP, Inc.	$ 6,088,764
91,983	NetApp, Inc.	8,862,562
96,931	Western Digital Corp.	24,255,044
	Total Technology Hardware, Storage & Peripherals	$39,206,370

Victory Pioneer Mid Cap Value Fund | 1/31/264

Schedule of Investments  |  1/31/26
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 2.8%
86,503	AerCap Holdings NV	$ 12,427,021
25,646	WESCO International, Inc.	7,422,722
	Total Trading Companies & Distributors	$19,849,743

	Total Common Stocks (Cost $531,459,022)	$717,105,110

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
4,824,518(b)	Dreyfus Government Cash Management, Institutional Shares, 3.58%	$ 4,824,518
		$4,824,518

	TOTAL SHORT TERM INVESTMENTS (Cost $4,824,518)	$4,824,518

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $536,283,540)	$721,929,628
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(926,465)
	net assets — 100.0%	$721,003,163

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
5Victory Pioneer Mid Cap Value Fund | 1/31/26

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$717,105,110	$—	$—	$717,105,110
Open-End Fund	4,824,518	—	—	4,824,518
Total Investments in Securities	$721,929,628	$—	$—	$721,929,628
During the period ended January 31, 2026, there were no transfers in or out of Level 3.
Victory Pioneer Mid Cap Value Fund | 1/31/266